COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Value	$ 416,774
Corporacion Peruana De Aeropuertos Y Aviacion Comercial [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Per S.A.
Type	Twenty six letter of credit
Value	$ 3,493
Release date	Jan-31-20
Lima Airport Partners S.R.L. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Per S.A.
Type	Twenty one letter of credit
Value	$ 2,990
Release date	Feb-17-20
Superintendencia Nacional De Aduanas Y De Administracion Tributaria [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Per S.A.
Type	Twenty five letter of credit
Value	$ 200,000
Release date	Feb-12-20
Instituto Nacional de Defensa de la Compentencia y de la Protección [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Per S.A.
Type	Forty three letter of credit
Value	$ 1,483
Release date	Feb-27-20
Aena Aeropuertos S.A. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Four letter of credit
Value	$ 2,820
Release date	Nov-15-20
American Alternative Insurance Corporation [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Seven letter of credit
Value	$ 3,790
Release date	Abr-05-20
Citibank N.A. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 27,226
Release date	Dec-20-20
Comision Europea [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 9,346
Release date	Dec-31-20
Deutsche Bank A.G. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 2,500
Release date	March-31-20
Direccion General De Aeronautic A Civil [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Forty six letter of credit
Value	$ 18,487
Release date	Feb-28-20
Empresa Publica De Hidrocarburos Del Ecuador EP Petroecuador [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 5,500
Release date	Jun-18-20
Metropolitan Dade County [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Eight letter of credit
Value	$ 2,298
Release date	March-13-20
Numinous LLC [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 2,200
Release date	Oct-15-20
Conselho Administrativo De Conselhos Federais [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Two letter of credit
Value	$ 1,730
Release date	Nov-24-20
Procon [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Three insurance policy guarantee
Value	$ 3,728
Release date	Apr-01-21
Uniao Federal [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 1,277
Release date	Sep-28-21
Aena Aeropuertos S.A. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	One letter of credit
Value	$ 1,405
Release date	Aug-14-20
Procuradoria da Fazenda Nacional [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	One letter of credit
Value	$ 8,017
Release date	Aug-10-20
RB Comercial Properties 49 Empreendimentos Imobiliarios LTDA [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	One letter of credit
Value	$ 35,974
Release date	Apr-29-20
Tribunal de Justição de São Paulo. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 1,927
Release date	Sep-23-24
17a Vara Cível da Comarca da Capital de João Pessoa/PB. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 3,050
Release date	Jun-25-23
10ª Vara de Execuções Fiscais Federais de São Paulo/SP. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 33,938
Release date	Oct-03-20
Vara da Fazenda Publica da Comarca do Rio de Janeiro RJ [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 1,043
Release date	Sep-25-23
Vara das Execucoes Fiscais Estaduais [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	Three insurance policy guarantee
Value	$ 6,770
Release date	Jul-05-23
Vara Civel Campinas. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Areas S.A.
Type	An insurance policy guarantee
Value	$ 1,709
Release date	Jun-14-24
Procon [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	ABSA Linhas Aereas Brasileira S/A
Type	An insurance policy guarantee
Value	$ 10,453
Release date	May-19-20
Vara Federal da Subseção de Campinas SP [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	ABSA Linhas Aereas Brasileira S/A
Type	An insurance policy guarantee
Value	$ 15,856
Release date	Feb-20-21
Vara Federal da Subsecao de Campinas SP [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	ABSA Linhas Aereas Brasileira S/A
Type	One letter of credit
Value	$ 2,329
Release date	Oct-20-21
Conselho Administrativo de Conselhos Federais [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	ABSA Linhas Aereas Brasileira S/A
Type	An insurance policy guarantee
Value	$ 5,435
Release date	Oct-20-21